PERFORMANCE SHARE UNITS	12 Months Ended
Dec. 31, 2015
Performance Share Units Disclosure [Abstract]
Performance Share Units Disclosure [Text Block]
NOTE 13: PERFORMANCE SHARE UNITS

On April 1, 2013, the Company entered into a Performance Share Unit Agreement under the AudioEye, Inc. 2013 Incentive Compensation Plan with Nathaniel Bradley, the Company’s CEO; Mr. Sean Bradley, the Company’s Chief Technology Officer; and Mr. James Crawford, the Company’s Chief Operating Officer. Mr. Nathaniel Bradley was granted an award of up to an aggregate of 400,000 Performance Share Units (“PSU’s”); Mr. Sean Bradley was granted an award of up to an aggregate of 300,000 PSU’s; and Mr. Crawford was granted an award of up to an aggregate of 300,000 PSU’s.

On January 27, 2014, the Company entered into a Performance Share Unit Agreement under the AudioEye, Inc. 2013 Incentive Compensation Plan with Paul Arena, the Company’s Executive Chairman. Mr. Arena was granted an award of up to an aggregate of 3,000,000 Performance Share Units (“PSUs”). On March 5, 2015, Paul Arena resigned as Chairman of the Board of Directors and Executive Chairman and was designated by AIM Group, Inc. as a consultant to the Company for the term of one year. On March 5, 2015, the Company and Mr. Arena, pursuant to a Separation and Release Agreement, agreed to the issuance of 500,000 restricted common shares in lieu of the January 27, 2014 issuance of 3,000,000 PSUs.

In September, 2014 three members of the management team were awarded a total of 500,000 PSU’s with a one-year performance period. None of these awards were earned.

Below is a table summarizing the Company’s outstanding performance share units as of December 31, 2015 and December 31, 2014:

	Number of	Wtd Avg.	Remaining
	PSUs	Grant Price	Term
Outstanding at December 31, 2014	4,500,000	$0.40	2.00

Forfeited	4,500,000	0.33	-

Outstanding at September 30, 2015	0	$0	0

For the years ended December 31, 2015 and 2014, the Company has incurred performance share unit-based (recovery) expense of $(258,165) and $266,500, respectively. The negative expense in the twelve months ended December 31, 2015 is a result of management assessment that none of the remaining performance unit vesting conditions for the remaining performance units will be met, and therefore none will be earned resulting in a reversal of expense previously recorded. The total stock compensation expense related to the options, warrants and performance stock units to be amortized through December 31, 2018 is $513,003 as of December 31, 2015.